Loss per share (Tables)	12 Months Ended
Dec. 31, 2024
Loss per share
Summary of loss per share

	Year ended December 31,
	2022	2023	2024
Net loss from continuing operations attributable to equity holders of the Company (RMB'000)	5,637,365	1,294,030	908,330
Weighted average number of ordinary shares in issue	1,927,746,700	2,259,760,407	2,630,750,526
Basic loss per share (RMB per share)	2.92	0.57	0.35

	Year ended December 31,
	2022	2023	2024

Net loss from discontinued operations attributable to equity holders of the Company (RMB’000)	5,637,365	12,883	5,154
Weighted average number of ordinary shares in issue	1,927,746,700	2,259,760,407	2,630,750,526
Basic loss per share (RMB per share)	2.92	0.01	0.00*

* Representing amount less than RMB0.01.

	Year ended December 31,
	2022	2023	2024

Net loss attributable to equity holders of the Company (RMB’000)	5,637,365	1,306,913	913,484
Weighted average number of ordinary shares in issue	1,927,746,700	2,259,760,407	2,630,750,526
Basic loss per share (RMB per share)	2.92	0.58	0.35